Derivative financial instruments and hedge accounting (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative financial instruments and hedge accounting
Derivative financial assets	€ 2,005	€ 2,470
Offsetting	(1,133)	(1,508)
Net amount	872	962
- current	791	874
- non-current	81	88
Derivative financial liabilities	2,106	3,582
Offsetting	(1,133)	(1,508)
Net amount	973	2,074
- current	827	1,921
- non-current	146	153
Non-hedging derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	1,539	2,378
Derivative financial liabilities	1,891	2,789
Non-hedging derivatives | Currency
Derivative financial instruments and hedge accounting
Derivative financial assets	31	236
Derivative financial liabilities	85	182
Non-hedging derivatives | Currency | Currency swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	26	233
Derivative financial liabilities	72	33
Non-hedging derivatives | Currency | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	5
Derivative financial liabilities	2	125
Non-hedging derivatives | Currency | Outright | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets		3
Derivative financial liabilities	11	24
Non-hedging derivatives | Interest rate risk
Derivative financial instruments and hedge accounting
Derivative financial assets	42	20
Derivative financial liabilities	18	27
Non-hedging derivatives | Interest rate risk | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	41	20
Derivative financial liabilities	18	27
Non-hedging derivatives | Interest rate risk | Other contracts | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	1
Non-hedging derivatives | Commodity price risk
Derivative financial instruments and hedge accounting
Derivative financial assets	1,466	2,122
Derivative financial liabilities	1,788	2,580
Non-hedging derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	816	1,429
Derivative financial liabilities	999	1,538
Non-hedging derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	633	632
Derivative financial liabilities	767	923
Non-hedging derivatives | Commodity price risk | Options | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	11	61
Derivative financial liabilities	22	111
Non-hedging derivatives | Commodity price risk | Other contracts | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	6
Derivative financial liabilities		8
Fair value hedge derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	38	44
Fair value hedge derivatives | Currency
Derivative financial instruments and hedge accounting
Derivative financial assets		2
Fair value hedge derivatives | Currency | Outright | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets		2
Fair value hedge derivatives | Interest rate risk
Derivative financial instruments and hedge accounting
Derivative financial assets	38
Fair value hedge derivatives | Interest rate risk | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	38	42
Cash flow hedge derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	428	48
Derivative financial liabilities	194	756
Cash flow hedge derivatives | Commodity price risk
Derivative financial instruments and hedge accounting
Derivative financial assets	428	48
Derivative financial liabilities	194	756
Cash flow hedge derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	256	28
Derivative financial liabilities	89	421
Cash flow hedge derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	167	20
Derivative financial liabilities		335
Cash flow hedge derivatives | Commodity price risk | Other contracts | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	5
Derivative financial liabilities	105
Option contract
Derivative financial instruments and hedge accounting
Derivative financial liabilities	21	37
Option contract | Options | Level 2
Derivative financial instruments and hedge accounting
Derivative financial liabilities	€ 21	€ 37